[MHM, June 30, 2011]
[Translation]

SEMI-ANNUAL REPORT

(During the Seventeenth Term)
From: October 1, 2010
To: March 31, 2011

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2011

Accounting Period:	During the 17th term (from October 1, 2010 to
March 31, 2011)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Principal Executive
Officer, Treasurer,and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I.	STATUS OF INVESTMENT FUND

(1)	Diversification of Investment Portfolio
		(as of the end of April 30, 2011)

			Investment
	Name of country	Total	Ratio
Types of Assets		U.S. Dollars	(%)

Mortgage-Backed Securities	United States	1,496,696,077	26.05
	United Kingdom	4,665,800	0.08
	Ireland	108,179	0.00

Sub-total		1,501,470,056	26.13%

Corporate Bonds and Notes	United States	1,147,598,462	19.97
	Russia	201,656,069	3.51
	Venezuela	70,158,045	1.22
	Luxembourg	44,485,161	0.77
	Netherlands	38,624,494	0.67
	Canada	29,663,824	0.52
	United Kingdom	26,208,294	0.46
	Brazil	23,174,923	0.40
	Germany	21,195,184	0.37
	Mexico	15,939,514	0.28
	France	12,084,193	0.21
	Indonesia	11,764,527	0.20
	Italy	9,669,975	0.17
	Austria	8,777,880	0.15
	Cayman Islands	8,174,487	0.14
	Australia	6,833,531	0.12
	Philippines	5,640,975	0.10
	Jamaica	5,055,140	0.09
	Supra-Nation	4,445,273	0.08
	Ukraine	4,099,027	0.07
	Trinidad	3,709,257	0.06
	Bermuda	3,232,095	0.06
	Ireland	2,401,179	0.04
	Spain	2,133,100	0.04
	India	1,713,618	0.03
	Sweden	1,631,891	0.03
	South Africa	1,529,618	0.03
	South Korea	1,470,045	0.03
	Denmark	1,249,760	0.02
	New Zealand	1,170,581	0.02
	Singapore	340,988	0.01

Sub-total		1,715,831,110	29.86%

Asset-Backed Securities	United States	556,152,067	9.68
	Cayman Islands	1,462,035	0.03

Sub-total		557,614,102	9.71%

Foreign Government Bonds	Argentina	177,751,063	3.09
	Ukraine	53,460,359	0.93
	Italy	41,497,565	0.72
	Turkey	30,460,640	0.53
	Indonesia	23,075,379	0.40
	Brazil	21,496,380	0.37
	Venezuela	14,269,310	0.25
	Philippines	12,527,535	0.22
	Ghana	10,490,221	0.18
	Peru	10,118,046	0.18
	Hungary	8,570,869	0.15
	South Korea	6,098,510	0.11
	Chile	4,091,275	0.07
	Croatia	3,788,880	0.07
	Colombia	3,018,750	0.05
	South Africa	2,984,378	0.05
	Iraq	2,652,265	0.05
	Sri Lanka	1,424,735	0.02
	Russia	1,035,503	0.02
	Mexico	752,188	0.01

Sub-total		429,563,851	7.48%

U.S. Government and Agency
Mortgage Obligations	United States	561,487,654	9.77%

Senior Loans	United States	103,428,514	1.80
	United Kingdom	2,584,375	0.04
	Luxembourg	1,942,435	0.03
	Canada	1,603,249	0.03
	Spain	1,241,147	0.02

Sub-total		110,799,720	1.93%

Outstanding	United States	2,352,745	0.04%

Convertible Bonds and Notes	United States	10,311,143	0.18%

Short-Term Investments	United States	1,195,935,680	20.82%

Cash, Deposit and Other
Assets

(After deduction of liabilities)		-340,039,280	-5.92%

Total

(Net Asset Value)		5,745,326,781	100.00%

Note 1:	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2:	Dollar amount is translated for convenience at the rate of $1.00=¥82.08 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. for buying and selling spot dollars by telegraphic transfer against yen on
28th April, 2011). The same applies hereinafter.

Note 3:	In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2)	Results of Past Operations
(a)	Record of Changes in Net Assets
Record of changes in net assets at the end of each month within one-year period until and at the end of April 2011 is as follows:

Class C Shares

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2010 end of May	608,458	49,942	7.86	(7.92)	644.99	(649.92)
June	638,099	52,375	7.88	(7.94)	647.01	(651.94)
July	680,723	55,874	7.91	(7.97)	649.25	(654.18)
August	742,118	60,913	7.96	(8.02)	653.05	(657.98)
September	797,345	65,446	7.97	(8.03)	654.18	(659.10)
October	839,030	68,868	8.01	(8.07)	657.72	(662.65)
November	867,671	71,218	8.02	(8.08)	658.58	(663.50)
December	872,270	71,596	7.99	(8.05)	655.91	(660.83)
2011 end of January	900,409	73,906	8.01	(8.07)	657.85	(662.78)
February	930,836	76,403	8.11	(8.16)	665.92	(670.03)
March	954,482	78,344	8.12	(8.17)	666.14	(670.24)
April	980,473	80,477	8.17	(8.22)	670.23	(674.34)

(Note )	The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2010 end of May	443,176	36,376	7.86	(7.93)	644.85	(650.60)
June	440,822	36,183	7.88	(7.95)	646.89	(652.63)
July	439,600	36,082	7.91	(7.98)	649.16	(654.91)
August	439,818	36,100	7.96	(8.03)	652.99	(658.73)
September	436,826	35,855	7.97	(8.04)	654.55	(660.29)
October	431,289	35,400	8.01	(8.08)	657.72	(663.46)
November	426,857	35,036	8.02	(8.08)	658.59	(663.52)
December	417,435	34,263	7.99	(8.05)	655.96	(660.88)
2011 end of January	413,909	33,974	8.02	(8.08)	657.94	(662.86)
February	412,530	33,860	8.11	(8.16)	666.01	(670.12)
March	400,578	32,879	8.12	(8.17)	666.28	(670.38)
April	395,866	32,493	8.17	(8.22)	670.40	(674.50)

(Note)	The amount of NAV per share with dividend is set forth in the parentheses.
The amount of NAV per share with dividend as of the end of each month represents
NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b)	Record of Distributions Paid
Record of distributions paid from May 2010 to April 2011 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2010 end of May	0.062	5.09	7.85
June	0.062	5.09	7.76
July	0.062	5.09	7.82
August	0.062	5.09	7.96
September	0.062	5.09	7.92
October	0.062	5.09	8.05
November	0.056	4.60	7.98
December	0.056	4.60	7.88
2011 end of January	0.056	4.60	7.99
February	0.045	3.69	8.06
March	0.045	3.69	8.03
April	0.045	3.69	8.10

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2010 end of May	0.065	5.34	7.84
June	0.065	5.34	7.76
July	0.065	5.34	7.82
August	0.065	5.34	7.96
September	0.065	5.34	7.92
October	0.065	5.34	8.05
November	0.059	4.84	7.98
December	0.059	4.84	7.88
2011 end of January	0.059	4.84	7.99
February	0.048	3.94	8.06
March	0.048	3.94	8.03
April	0.048	3.94	8.10

(c)	Record of Changes in Annual Return

Class C Shares

Annual Return

	5/1/10-4/30/11	11.43%

(Note)	Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –
1}*100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.
Provided that Beginning NAV means net asset value per share on
April 30, 2010 and Ending NAV means net asset value per share on
April 30, 2011.

Class M Shares

Annual Return

	5/1/10-4/30/11	12.07%

(Note)	Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –
1}*100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.
Provided that Beginning NAV means net asset value per share on
April 30, 2010 and Ending NAV means net asset value per share on
April 30, 2011.

II.	RECORD OF SALES AND REPURCHASES
Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2011 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2010	65,538,656	19,428,338	120,073,144
To: April 30, 2011	(0)	(278,020)	(2,007,020)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2010	1,828,249	10,057,806	48,467,739
To: April 30, 2011	(0)	(8,485,523)	(45,206,107)

Note:	The numbers of Shares sold, repurchased and outstanding in the parentheses "( )"
represent those sold, repurchased and outstanding in Japan.

III.	OUTLINE OF THE FINANCIAL STATUS OF THE FUND
[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and
Japanese translation thereof are incorporated here.]

IV.	OUTLINE OF THE MANAGEMENT COMPANY

1.	Fund
(1)	Amount of Capital Stock
		Not applicable (as of the end of April, 2011).
(2)	Description of Business and Outline of Operation
		The Fund may carry out any administrative and managerial act, including the
	purchase, sale, subscription and exchange of any securities, and the exercise of all
	rights directly or indirectly pertaining to the Fund's assets. The Fund has retained
	Putnam Investment Management, LLC, the investment adviser, to render investment
	advisory services, State Street Bank and Trust Company, to hold the assets of the Fund
	in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.
		Putnam Investment Management LLC has retained its affiliate, Putnam
	Investments Limited, to manage a separate portion of the assets of the Fund subject to
	its supervision.
(3)	Miscellaneous
	Regulatory matters and litigation
		In late 2003 and 2004, the Investment Management Company settled charges
	brought by the SEC and the Massachusetts Securities Division in connection with
	excessive short-term trading in Putnam funds. Distribution of payments from the
	Investment Management Company to certain open-end Putnam funds and their
	shareholders is expected to be completed in the next several months. These allegations
	and related matters have served as the general basis for certain lawsuits, including
	purported class action lawsuits against the Investment Management Company and, in a
	limited number of cases, some Putnam funds. The Investment Management Company
	believes that these lawsuits will have no material adverse effect on the funds or on the
	Investment Management Company’s ability to provide investment management
	services. In addition, the Investment Management Company has agreed to bear any
	costs incurred by the Putnam funds as a result of these matters.

2.	Putnam Investment Management, LLC. (Investment Management Company)
(1)	Amount of Capital Stock

	1.	Amount of member’s equity (as of the end of April, 2011):
	$100,925,095

	2.	Amount of member’s equity:
	Year	Member’s Equity
	End of 2006	$70,594,104
	End of 2007	$117,226,875
	End of 2008	$58,526,939
	End of 2009	$69,079,977
	End of 2010	$82,851,104

(2)	Description of Business and Outline of Operation
Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of
April, 2011, Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $70.6 billion):

		(As of the end of April, 2011)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	5	$2,646.80

	Open End Type Balanced Fund	16	$17,326.79
U.S.A.
	Open End Type Bond Fund	35	$26,021.10

	Open End Type Equity Fund	49*	$24,695.09

Total		105	$70,689.78

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3)	Miscellaneous
[Same as “1. Fund, (3) Miscellaneous”]

V.	OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY
1.	Fund [the same as III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND.]
2.	Putnam Investment Management, LLC. (Investment Management Company)
[Omitted, in Japanese version, audited annual accounts of the Investment Management
Company and Japanese translations thereof are incorporated here.]